Loans by Past Due Status for Non-Covered Loans Held-In-Portfolio (Net of Unearned Income) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 24,951,299	$ 25,564,917
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	8,960,981	9,470,225
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	4,086,647	4,690,441
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	858,454	1,141,343
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,691,414	5,784,181
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	563,867	602,993
Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,230,029	1,132,308
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	557,894	568,353
Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,130,593	1,236,067
Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	518,476	503,757
Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	352,944	435,249
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	509,223	531,611
Past Due 60-89 Days	224,477	218,197
Past Due 90 Days or More	2,045,810	1,899,196
Total Past Due	2,779,510	2,649,004
Current	17,823,086	18,079,031
Loans held-in-portfolio	20,602,596	20,728,035
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	125,676	115,967
Past Due 60-89 Days	28,468	35,869
Past Due 90 Days or More	636,037	553,133
Total Past Due	790,181	704,969
Current	5,899,505	6,301,707
Loans held-in-portfolio	6,689,686	7,006,676
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	70,449	65,075
Past Due 60-89 Days	25,091	38,774
Past Due 90 Days or More	237,511	171,894
Total Past Due	333,051	275,743
Current	3,512,149	4,111,066
Loans held-in-portfolio	3,845,200	4,386,809
Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	4,529	36,461
Past Due 60-89 Days	21,055	3,292
Past Due 90 Days or More	128,999	238,554
Total Past Due	154,583	278,307
Current	157,045	222,544
Loans held-in-portfolio	311,628	500,851
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	232,666	227,018
Past Due 60-89 Days	111,755	96,540
Past Due 90 Days or More	967,414	834,420
Total Past Due	1,311,835	1,157,978
Current	4,206,625	3,366,744
Loans held-in-portfolio	5,518,460	4,524,722
Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	8,128	11,745
Past Due 60-89 Days	2,505	2,498
Past Due 90 Days or More	5,808	5,937
Total Past Due	16,441	20,180
Current	547,426	582,813
Loans held-in-portfolio	563,867	602,993
Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	14,821	16,416
Past Due 60-89 Days	11,708	13,115
Past Due 90 Days or More	26,483	33,514
Total Past Due	53,012	63,045
Current	1,177,017	1,069,263
Loans held-in-portfolio	1,230,029	1,132,308
Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	7,245	6,116
Past Due 60-89 Days	3,982	6,873
Past Due 90 Days or More	10,222	17,562
Total Past Due	21,449	30,551
Current	536,445	537,802
Loans held-in-portfolio	557,894	568,353
Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	21,157	26,563
Past Due 60-89 Days	12,541	14,519
Past Due 90 Days or More	20,833	28,185
Total Past Due	54,531	69,267
Current	1,076,062	1,166,800
Loans held-in-portfolio	1,130,593	1,236,067
Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	22,783	22,451
Past Due 60-89 Days	5,920	5,399
Past Due 90 Days or More	6,864	7,663
Total Past Due	35,567	35,513
Current	482,909	468,244
Loans held-in-portfolio	518,476	503,757
Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	1,769	3,799
Past Due 60-89 Days	1,452	1,318
Past Due 90 Days or More	5,639	8,334
Total Past Due	8,860	13,451
Current	227,903	252,048
Loans held-in-portfolio	236,763	265,499
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	19,188,842	18,842,576
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	707,767	808,848
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	5,862,437	4,909,159
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	548,706	572,787
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,086,608	3,067,585
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	369,879	350,280
Past Due 60-89 Days	190,373	169,512
Past Due 90 Days or More	1,679,202	1,438,846
Total Past Due	2,239,454	1,958,638
Current	12,600,685	12,047,056
Loans held-in-portfolio	14,840,139	14,005,694
PUERTO RICO | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	56,597	47,064
Past Due 60-89 Days	21,586	25,547
Past Due 90 Days or More	453,879	370,677
Total Past Due	532,062	443,288
Current	3,075,090	3,412,310
Loans held-in-portfolio	3,607,152	3,855,598
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	46,013	34,703
Past Due 60-89 Days	17,233	23,695
Past Due 90 Days or More	177,967	114,792
Total Past Due	241,213	173,190
Current	2,622,217	2,688,228
Loans held-in-portfolio	2,863,430	2,861,418
PUERTO RICO | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	608	6,356
Past Due 60-89 Days	21,055	3,000
Past Due 90 Days or More	53,859	64,678
Total Past Due	75,522	74,034
Current	85,419	94,322
Loans held-in-portfolio	160,941	168,356
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	202,072	188,468
Past Due 60-89 Days	98,565	83,789
Past Due 90 Days or More	930,191	810,833
Total Past Due	1,230,828	1,083,090
Current	3,458,655	2,566,610
Loans held-in-portfolio	4,689,483	3,649,700
PUERTO RICO | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	7,927	10,737
Past Due 60-89 Days	2,301	2,274
Past Due 90 Days or More	5,642	5,674
Total Past Due	15,870	18,685
Current	532,836	554,102
Loans held-in-portfolio	548,706	572,787
PUERTO RICO | Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	14,507	16,073
Past Due 60-89 Days	11,479	12,758
Past Due 90 Days or More	25,748	33,514
Total Past Due	51,734	62,345
Current	1,164,086	1,054,081
Loans held-in-portfolio	1,215,820	1,116,426
PUERTO RICO | Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	155
Past Due 60-89 Days	395
Past Due 90 Days or More	157
Total Past Due	707
Current	19,344
Loans held-in-portfolio	20,051
PUERTO RICO | Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	17,583	21,004
Past Due 60-89 Days	10,434	11,830
Past Due 90 Days or More	19,317	22,816
Total Past Due	47,334	55,650
Current	935,854	965,610
Loans held-in-portfolio	983,188	1,021,260
PUERTO RICO | Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	22,677	22,076
Past Due 60-89 Days	5,883	5,301
Past Due 90 Days or More	6,830	7,528
Total Past Due	35,390	34,905
Current	480,874	459,745
Loans held-in-portfolio	516,264	494,650
PUERTO RICO | Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	1,740	3,799
Past Due 60-89 Days	1,442	1,318
Past Due 90 Days or More	5,612	8,334
Total Past Due	8,794	13,451
Current	226,310	252,048
Loans held-in-portfolio	235,104	265,499
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	139,344	181,331
Past Due 60-89 Days	34,104	48,685
Past Due 90 Days or More	366,608	460,350
Total Past Due	540,056	690,366
Current	5,222,401	6,031,975
Loans held-in-portfolio	5,762,457	6,722,341
UNITED STATES | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	69,079	68,903
Past Due 60-89 Days	6,882	10,322
Past Due 90 Days or More	182,158	182,456
Total Past Due	258,119	261,681
Current	2,824,415	2,889,397
Loans held-in-portfolio	3,082,534	3,151,078
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	24,436	30,372
Past Due 60-89 Days	7,858	15,079
Past Due 90 Days or More	59,544	57,102
Total Past Due	91,838	102,553
Current	889,932	1,422,838
Loans held-in-portfolio	981,770	1,525,391
UNITED STATES | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	3,921	30,105
Past Due 60-89 Days	0	292
Past Due 90 Days or More	75,140	173,876
Total Past Due	79,061	204,273
Current	71,626	128,222
Loans held-in-portfolio	150,687	332,495
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	30,594	38,550
Past Due 60-89 Days	13,190	12,751
Past Due 90 Days or More	37,223	23,587
Total Past Due	81,007	74,888
Current	747,970	800,134
Loans held-in-portfolio	828,977	875,022
UNITED STATES | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	201	1,008
Past Due 60-89 Days	204	224
Past Due 90 Days or More	166	263
Total Past Due	571	1,495
Current	14,590	28,711
Loans held-in-portfolio	15,161	30,206
UNITED STATES | Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	314	343
Past Due 60-89 Days	229	357
Past Due 90 Days or More	735	0
Total Past Due	1,278	700
Current	12,931	15,182
Loans held-in-portfolio	14,209	15,882
UNITED STATES | Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	7,090	6,116
Past Due 60-89 Days	3,587	6,873
Past Due 90 Days or More	10,065	17,562
Total Past Due	20,742	30,551
Current	517,101	537,802
Loans held-in-portfolio	537,843	568,353
UNITED STATES | Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	3,574	5,559
Past Due 60-89 Days	2,107	2,689
Past Due 90 Days or More	1,516	5,369
Total Past Due	7,197	13,617
Current	140,208	201,190
Loans held-in-portfolio	147,405	214,807
UNITED STATES | Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	106	375
Past Due 60-89 Days	37	98
Past Due 90 Days or More	34	135
Total Past Due	177	608
Current	2,035	8,499
Loans held-in-portfolio	2,212	9,107
UNITED STATES | Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	29
Past Due 60-89 Days	10
Past Due 90 Days or More	27
Total Past Due	66
Current	1,593
Loans held-in-portfolio	$ 1,659